UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5357

                             Scudder Blue Chip Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Blue Chip Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                            Shares                             Value ($)
                                                              ----------------------------------------------------------
Common Stocks 96.7%
Consumer Discretionary 12.5%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.                               213,700                            5,737,845
Autoliv, Inc.                                                               46,400                            2,187,760
                                                                                                             ----------
                                                                                                              7,925,605

Automobiles 0.4%
Ford Motor Co.                                                             180,000                            2,370,600
                                                                                                             ----------
Hotels Restaurants & Leisure 0.7%
McDonald's Corp.                                                           146,900                            4,758,091
                                                                                                             ----------
Household Durables 0.6%
Black & Decker Corp.                                                        17,600                            1,450,240
Ryland Group, Inc.                                                          27,300                            1,770,951
The Stanley Works                                                           21,500                            1,022,540
                                                                                                             ----------
                                                                                                              4,243,731

Internet & Catalog Retail 0.4%
eBay, Inc.*                                                                 33,600                            2,738,400
                                                                                                             ----------
Leisure Equipment & Products 0.1%
Polaris Industries, Inc.                                                    10,800                              729,000

Media 3.4%
Getty Images, Inc.*                                                          1,500                              104,550
McGraw-Hill Companies, Inc.                                                114,100                           10,326,050
Walt Disney Co.                                                            403,300                           11,546,479
                                                                                                             ----------
                                                                                                             21,977,079

Multiline Retail 1.5%
Target Corp.                                                               192,100                            9,752,917
                                                                                                             ----------
Specialty Retail 3.2%
American Eagle Outfitters, Inc.                                            116,200                            5,902,960
Barnes & Noble, Inc.*                                                       48,000                            1,569,600
Home Depot, Inc.                                                           269,000                           11,098,940
Michaels Stores, Inc.                                                       52,300                            1,608,225
PETCO Animal Supplies, Inc.*                                                25,600                              972,032
                                                                                                             ----------
                                                                                                             21,151,757

Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc. "B"                                                              54,900                            4,755,987
V.F. Corp.                                                                  30,600                            1,626,390
                                                                                                             ----------
                                                                                                              6,382,377

Consumer Staples 8.8%
Beverages 0.5%
Adolph Coors Co. "B" (c)                                                    30,200                            2,252,920
Anheuser-Busch Companies, Inc.                                              15,300                              752,454
                                                                                                             ----------
                                                                                                              3,005,374

Food & Staples Retailing 1.3%
7-Eleven, Inc.*                                                             43,200                            1,030,320
BJ's Wholesale Club, Inc.*                                                  13,700                              391,957
Costco Wholesale Corp.                                                     148,800                            7,033,776
                                                                                                             ----------
                                                                                                              8,456,053

Food Products 3.2%
Kellogg Co.                                                                 29,700                            1,325,808
Pilgrim's Pride Corp.                                                      153,000                            5,348,880
Tyson Foods, Inc. "A"                                                      362,900                            6,230,993
William Wrigley Jr. Co.                                                    118,800                            8,362,332
                                                                                                             ----------
                                                                                                             21,268,013

Household Products 0.5%
Procter & Gamble Co.                                                        60,500                            3,220,415
                                                                                                             ----------
Personal Products 2.0%
Gillette Co.                                                               260,600                           13,217,632
                                                                                                             ----------
Tobacco 1.3%
Altria Group, Inc.                                                          30,800                            1,965,964
Loews Corp. - Carolina Group                                                45,100                            1,415,689
Reynolds American, Inc.                                                     20,100                            1,616,442
UST, Inc.                                                                   70,900                            3,591,794
                                                                                                             ----------
                                                                                                              8,589,889

Energy 8.2%
Oil & Gas 8.2%
Anadarko Petroleum Corp.                                                   136,300                            9,024,423
Apache Corp.                                                               188,100                           10,236,402
Chesapeake Energy Corp.                                                     94,400                            1,658,608
Devon Energy Corp.                                                         199,000                            8,093,330
El Paso Corp.                                                              380,800                            4,139,296
ExxonMobil Corp.                                                           171,386                            8,843,517
Noble Energy Inc                                                            44,900                            2,656,733
Valero Energy Corp. (c)                                                    158,800                            8,262,364
XTO Energy, Inc.                                                            10,500                              377,055
                                                                                                             ----------
                                                                                                             53,291,728

Financials 18.1%
Banks 6.5%
Bank of America Corp.                                                      429,200                           19,902,004
Golden West Financial Corp.                                                 43,500                            2,810,970
Regions Financial Corp.                                                     26,900                              860,800
US Bancorp.                                                                286,200                            8,600,310
Wachovia Corp.                                                              65,700                            3,603,645
Wells Fargo & Co.                                                          110,500                            6,773,650
                                                                                                             ----------
                                                                                                             42,551,379

Capital Markets 0.3%
Bear Stearns Companies, Inc.                                                21,100                            2,132,366
                                                                                                             ----------
Consumer Finance 2.0%
American Express Co.                                                       206,700                           11,027,445
Providian Financial Corp.*                                                 136,200                            2,271,816
                                                                                                             ----------
                                                                                                             13,299,261

Diversified Financial Services 4.5%
Citigroup, Inc.                                                            120,366                            5,903,952
Countrywide Financial Corp.                                                 61,900                            2,290,300
Freddie Mac                                                                171,100                           11,171,119
JPMorgan Chase & Co.                                                       263,100                            9,821,523
                                                                                                             ----------
                                                                                                             29,186,894

Insurance 3.7%
American International Group, Inc.                                           7,100                              470,659
Assurant, Inc.                                                              28,000                              910,840
Chubb Corp.                                                                 76,900                            5,727,512
Loews Corp.                                                                 26,400                            1,795,200
MetLife, Inc.                                                              123,200                            4,897,200
Odyssey Re Holdings Corp. (c)                                               15,000                              370,500
W.R. Berkley Corp.                                                         202,575                            9,662,828
                                                                                                             ----------
                                                                                                             23,834,739

Real Estate 1.1%
Apartment Investment & Management Co. "A", (REIT)                           26,300                              944,170
Avalonbay Communities, Inc. (REIT)                                          12,400                              829,808
Boston Properties, Inc. (REIT)                                              14,800                              855,144
Equity Office Properties Trust (REIT)                                       61,800                            1,729,164
Equity Residential (REIT)                                                   52,400                            1,652,696
Hospitality Properties Trust (REIT)                                         20,100                              857,265
Liberty Property Trust (REIT)                                               13,200                              515,460
                                                                                                             ----------
                                                                                                              7,383,707

Health Care 13.5%
Biotechnology 2.1%
Charles River Laboratories International, Inc.*                            137,700                            6,524,226
Genentech, Inc.*                                                            95,900                            4,575,389
Genzyme Corp.*                                                              49,700                            2,893,037
                                                                                                             ----------
                                                                                                             13,992,652

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.                                                 120,800                            4,078,208
Becton, Dickinson & Co.                                                    173,500                            9,828,775
Dade Behring Holdings, Inc.*                                                30,200                            1,725,930
Edwards Lifesciences Corp.*                                                 38,400                            1,562,880
Respironics, Inc.*                                                          27,300                            1,580,670
                                                                                                             ----------
                                                                                                             18,776,463

Health Care Providers & Services 3.1%
AmerisourceBergen Corp.                                                    116,100                            6,766,308
Covance, Inc.*                                                              86,900                            3,693,250
Coventry Health Care, Inc.*                                                 69,600                            3,960,240
Lincare Holdings, Inc.*                                                     76,400                            3,170,600
Quest Diagnostics, Inc.                                                     13,700                            1,305,610
UnitedHealth Group, Inc.                                                    11,800                            1,049,020
                                                                                                             ----------
                                                                                                             19,945,028

Pharmaceuticals 5.4%
Andrx Corp.*                                                               152,300                            3,326,232
Barr Laboratories, Inc.*                                                    70,800                            3,366,540
Johnson & Johnson                                                          291,550                           18,863,285
Merck & Co., Inc.                                                          129,600                            3,635,280
Pfizer, Inc.                                                               260,100                            6,284,016
                                                                                                             ----------
                                                                                                             35,475,353

Industrials 11.6%
Aerospace & Defense 3.7%
Boeing Co.                                                                  72,700                            3,678,620
General Dynamics Corp.                                                      63,200                            6,525,400
Lockheed Martin Corp.                                                      131,800                            7,619,358
Raytheon Co.                                                               154,000                            5,759,600
United Defense Industries, Inc.*                                            16,500                              790,845
                                                                                                             ----------
                                                                                                             24,373,823

Air Freight & Logistics 2.9%
FedEx Corp.                                                                112,900                           10,798,885
Ryder System, Inc.                                                         181,900                            8,285,545
                                                                                                             ----------
                                                                                                             19,084,430

Commercial Services & Supplies 1.7%
Cendant Corp.                                                              377,800                            8,897,190
Corporate Executive Board Co.                                               26,700                            1,706,130
Republic Services, Inc.                                                     21,500                              708,855
                                                                                                             ----------
                                                                                                             11,312,175

Electrical Equipment 0.3%
Rockwell Automation, Inc.                                                   30,400                            1,722,160
                                                                                                             ----------
Industrial Conglomerates 1.7%
General Electric Co.                                                       314,900                           11,377,337
                                                                                                             ----------
Machinery 1.1%
Cummins, Inc.                                                               90,400                            7,021,368
                                                                                                             ----------
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.                                                         17,700                            1,083,417
                                                                                                             ----------
Information Technology 13.5%
Communications Equipment 3.4%
Cisco Systems, Inc.*                                                       616,600                           11,123,464
Motorola, Inc.                                                             403,200                            6,346,368
QUALCOMM, Inc.                                                             123,700                            4,606,588
                                                                                                             ----------
                                                                                                             22,076,420

Computers & Peripherals 3.2%
International Business Machines Corp.                                      155,900                           14,564,178
Storage Technology Corp.*                                                   72,900                            2,295,621
Sun Microsystems, Inc.*                                                    913,300                            3,981,988
                                                                                                             ----------
                                                                                                             20,841,787

Internet Software & Services 0.3%
Ingram Micro, Inc. "A"*                                                     50,600                              935,088
Yahoo!, Inc.*                                                               41,900                            1,475,299
                                                                                                             ----------
                                                                                                              2,410,387

IT Consulting & Services 2.2%
Acxiom Corp.                                                               138,300                            3,191,964
Alliance Data Systems Corp.*                                                17,400                              755,508
Computer Sciences Corp.*                                                   119,900                            6,177,248
Electronic Data Systems Corp.                                                6,100                              130,662
Unisys Corp.*                                                              504,000                            3,956,400
                                                                                                             ----------
                                                                                                             14,211,782

Semiconductors & Semiconductor Equipment 3.1%
Cree, Inc.* (c)                                                             45,400                            1,090,962
Intel Corp.                                                                573,200                           12,868,340
MEMC Electronic Materials, Inc.*                                           146,600                            1,803,180
Micron Technology, Inc.*                                                   385,400                            4,012,014
National Semiconductor Corp.                                                37,200                              629,796
                                                                                                             ----------
                                                                                                             20,404,292

Software 1.3%
Microsoft Corp.                                                            242,600                            6,375,528
Symantec Corp.*                                                             86,400                            2,017,440
                                                                                                             ----------
                                                                                                              8,392,968

Materials 4.3%
Chemicals 1.3%
Monsanto Co.                                                               153,800                            8,325,194
                                                                                                             ----------
Containers & Packaging 0.1%
Owens-Illinois, Inc.*                                                       26,300                              597,536
                                                                                                             ----------
Metals & Mining 2.4%
Nucor Corp.                                                                 41,600                            2,336,256
Phelps Dodge Corp.                                                          75,500                            7,270,650
United States Steel Corp. (c)                                              116,400                            6,029,520
                                                                                                             ----------
                                                                                                             15,636,426

Paper & Forest Products 0.5%
Louisiana-Pacific Corp.                                                    138,900                            3,555,840
                                                                                                             ----------
Telecommunication Services 4.1%
Diversified Telecommunication Services 2.8%
Sprint Corp.                                                               282,800                            6,739,124
Verizon Communications, Inc.                                               319,500                           11,371,005
                                                                                                             ----------
                                                                                                             18,110,129

Wireless Telecommunication Services 1.3%
Nextel Communications, Inc. "A"*                                           174,700                            5,012,143
Nextel Partners, Inc. "A"*                                                 197,600                            3,930,264
                                                                                                             ----------
                                                                                                              8,942,407

Utilities 2.1%
Electric Utilities 1.7%
American Electric Power Co.                                                 33,900                            1,194,975
Exelon Corp.                                                                97,500                            4,314,375
PG&E Corp.*                                                                148,600                            5,201,000
                                                                                                             ----------
                                                                                                             10,710,350

Multi-Utilities 0.4%
Duke Energy Corp.                                                          106,200                            2,845,098
                                                                                                             ----------

Total Common Stocks (Cost $560,363,878)                                                                     632,691,829
                                                                                                            -----------

                                                                         Principal
                                                                         Amount ($)                            Value ($)
                                                                         ----------                            ---------

US Government Backed 0.2%
US Treasury Bills, 2.356%**, 4/21/2005  (b)
(Cost $1,379,969)                                                        1,387,000                            1,379,969
                                                                                                             ----------

                                                                            Shares                             Value ($)
                                                                            ------                             ---------

Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 2.35% (d)(e)
(Cost $15,396,418)                                                      15,396,418                           15,396,418
                                                                                                             ----------
Cash Equivalents 3.4%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $21,977,230)                                                      21,977,230                           21,977,230
                                                                                                             ----------

                                                                              % of
                                                                        Net Assets                             Value ($)
                                                                        ----------                             ---------

Total Investment Portfolio  (Cost $599,117,495)                              102.6                          671,445,446
Other Assets and Liabilities, Net                                             -2.6                          -16,958,683
                                                                                                            -----------
Net Assets                                                                   100.0                          654,486,763
                                                                                                            ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At January 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $14,979,858, which is 2.3% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At January 31, 2005, open futures contracts sold were as follows:

                   Expiration             Aggregate                       Unrealized
Futures            Date    Contracts     Face Value ($)    Value($)      Depreciation ($)
--------------------------------------------------------------------------------------------------
S&P 500 Index   3/17/2005     76            22,600,352     22,452,300       (148,052)
--------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Blue Chip Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Blue Chip Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005